NON-CONTROLLING INTERESTS (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Non-Controlling Interest 1 [Abstract]
Redeemable/exchangeable and special limited partnership units	$ 14,500	$ 14,523
Limited partnership units of Exchange LP	285	293
Interest of others in operating subsidiaries and properties:
Preferred shares held by Brookfield Asset Management	15	15
Preferred equity of subsidiaries	2,493	1,816
Non-controlling interests in subsidiaries and properties	10,430	9,972
Total interests of others in operating subsidiaries and properties	12,938	11,803
Total non-controlling interests	$ 27,723	$ 26,619